Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)	Net Income ($)
2025	1,350,010	1,450,193	743,299	733,041	125	57,170,000
2024	1,553,782	1,282,179	671,435	623,696	125	30,972,000
2023	1,118,793	1,001,287	592,250	534,548	104	35,871,000

PEO Total Compensation Amount	$ 1,350,010	$ 1,553,782	$ 1,118,793
PEO Actually Paid Compensation Amount	$ 1,450,193	1,282,179	1,001,287
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid ("CAP"). To calculate the CAP to our PEO and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table ($)	1,350,010	743,299	1,553,782	671,435	1,118,793	592,250
Less: Stock Awards from Summary Compensation Table ($)	(264,355)	(33,070)	(425,000)	(32,730)	(175,000)	—
Less: Option Awards from Summary Compensation Table ($)	(72,625)	(33,070)	(87,500)	(32,730)	(126,059)	(56,738)
Add: Fair Value at Year-End of Stock and Option Awards Granted During the Year that are Outstanding and Unvested at the End of the Year ($)	409,349	55,878	312,301	32,696	318,708	28,518
Add: Change in Fair Value of Stock and Option Awards Granted in any Prior Year that are Outstanding and Unvested at the End of the Year ($)	(966)	(698)	(19,940)	(11,018)	(79,972)	(14,091)
Add: Change in Fair Value of Stock and Option Awards that Vested as of the Vesting Date as Compared to the End of the Prior Year ($)	28,780	702	(51,464)	(3,957)	(55,183)	(15,391)
Total Compensation Actually Paid ($)	1,450,193	733,041	1,282,179	623,696	1,001,287	534,548

Non-PEO NEO Average Total Compensation Amount	$ 743,299	671,435	592,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 733,041	623,696	534,548
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid ("CAP"). To calculate the CAP to our PEO and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table ($)	1,350,010	743,299	1,553,782	671,435	1,118,793	592,250
Less: Stock Awards from Summary Compensation Table ($)	(264,355)	(33,070)	(425,000)	(32,730)	(175,000)	—
Less: Option Awards from Summary Compensation Table ($)	(72,625)	(33,070)	(87,500)	(32,730)	(126,059)	(56,738)
Add: Fair Value at Year-End of Stock and Option Awards Granted During the Year that are Outstanding and Unvested at the End of the Year ($)	409,349	55,878	312,301	32,696	318,708	28,518
Add: Change in Fair Value of Stock and Option Awards Granted in any Prior Year that are Outstanding and Unvested at the End of the Year ($)	(966)	(698)	(19,940)	(11,018)	(79,972)	(14,091)
Add: Change in Fair Value of Stock and Option Awards that Vested as of the Vesting Date as Compared to the End of the Prior Year ($)	28,780	702	(51,464)	(3,957)	(55,183)	(15,391)
Total Compensation Actually Paid ($)	1,450,193	733,041	1,282,179	623,696	1,001,287	534,548

Compensation Actually Paid vs. Total Shareholder Return
The following graph presents the relationship between CAP to our PEO and the average compensation amounts paid to the non-PEO NEOs to the Company's Total Stockholder Return ("TSR"). In the table that follows, TSR measures return to an investor for a $100 investment in the Company at December 31, 2022 and reflects reinvestment of all dividends. The TSR amounts in the graph below reflect the values described in the "Pay Versus Performance" table above.

Compensation Actually Paid vs. Net Income	The following graph presents the relationship between CAP to our PEO and the average compensation amounts paid to the non-PEO NEOs to the Company's net income.
Total Shareholder Return Amount	$ 125	125	104
Net Income (Loss)	57,170,000	30,972,000	35,871,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,349	312,301	318,708
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(966)	(19,940)	(79,972)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,780	(51,464)	(55,183)
PEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,355)	(425,000)	(175,000)
PEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,625)	(87,500)	(126,059)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,878	32,696	28,518
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(698)	(11,018)	(14,091)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	702	(3,957)	(15,391)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,070)	(32,730)	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (33,070)	$ (32,730)	$ (56,738)